Equity method investments (Tables)	6 Months Ended
Jun. 30, 2016
Investments in affiliate [Abstract]:
Schedule of Investments In Affiliate - Jointly owned companies additional information
		Participation %	Date Established
Entity	Vessel/Hull	June 30, 2016	/Acquired
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Skerrett Maritime Co.	Hull NCP0152	49%	December 23, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Benedict Maritime Co.	Triton	40%	October 16, 2013
Bertrand Maritime Co.	Titan	40%	October 16, 2013
Beardmore Maritime Co.	Hull HN2123	40%	December 23, 2013
Schofield Maritime Co.	Hull HN2124	40%	December 23, 2013
Fairbank Maritime Co.	Hull HN2125	40%	December 23, 2013
Platt Maritime Co.	Hull YZJ1206	49%	May 18, 2015
Sykes Maritime Co.	Hull YZJ1207	49%	May 18, 2015
Connell Maritime Co.	n/a	40%	December 18, 2013

Schedule of Investments In Affiliate - Summarized financial information of the affiliates
	December 31, 2015	June 30, 2016
Non-current assets	290,805	533,407
Current assets	11,969	16,189
	302,774	549,596

Current liabilities	5,335	18,875

	Six-month periods ended June 30,
	2015	2016
Voyage revenue	7,252	10,333
Net loss	(454)	(966)